SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
- Local				$ (22,205)	$ (22,205)
- Foreign	18,997	(63,792)	10,317	(104,977)	(104,735)	16,748
Deferred:
- Local
- Foreign		78,335		131,634	(10,127)	(178,329)
Provision for income taxes	$ 18,997	$ 14,543	$ 10,317	$ 4,452	$ (137,067)	$ (161,581)